Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 144,293	$ 116,708
Accumulated depreciation	103,015	88,409
Depreciated cost	41,278	28,299
Depreciation expense	16,280	12,959	11,757
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	104,883	87,119
Accumulated depreciation	80,179	68,062
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	16,149	15,741
Accumulated depreciation	12,823	12,256
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	23,261	13,848
Accumulated depreciation	$ 10,013	$ 8,091